Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2023	31-12-2022
Other comprehensive income accumulated	(33,789)	(35,628)
Items not reclassified to profit or loss	(4,956)	(4,635)
Actuarial gains or losses on defined benefit pension plans	(4,036)	(3,945)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	3	10
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(859)	(672)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	252	293
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(252)	(293)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(64)	(28)
Items that may be reclassified to profit or loss	(28,833)	(30,993)
Hedge of net investments in foreign operations (effective portion)	(8,322)	(6,750)
Exchange differences	(17,580)	(20,420)
Hedging derivatives (effective portion)	(2,118)	(2,437)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(563)	(1,002)
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(250)	(384)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2023 and 31 December 2022 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2023				31-12-2022
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	31	(1,172)	(1,141)	251	30	(926)	(896)	500
International
Rest of Europe	110	(67)	43	271	84	(60)	24	225
United States	18	—	18	24	15	—	15	29
Latin America and rest	309	(88)	221	1,183	244	(59)	185	1,187
	468	(1,327)	(859)	1,729	373	(1,045)	(672)	1,941
Of which:
Listed	311	(138)	173	1,191	246	(113)	133	1,200
Unlisted	157	(1,189)	(1,032)	538	127	(932)	(805)	741

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2023 and 31 December 2022 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2023				31-12-2022
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Issued by public Public-sector
Spain	110	(1)	109	9,544	26	(1)	25	9,312
Rest of Europe	355	(140)	215	18,607	268	(199)	69	17,593
Latin America and rest of the world	177	(843)	(666)	40,351	196	(937)	(741)	40,873
Issued by Private-sector
Spain	82	(3)	79	6,277	—	(24)	(24)	5,727
Rest of Europe	12	(56)	(44)	5,157	11	(68)	(57)	5,203
Latin America and rest of the world	27	(283)	(256)	5,091	16	(290)	(274)	4,590
	763	(1,326)	(563)	85,027	517	(1,519)	(1,002)	83,298